SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Policies)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share, Policy [Text Block]

Basic EPS is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.